Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company leases office spaces, bakery store facilities, employee dormitories and a vehicle under non-cancelable operating leases, with terms ranging from 1 to 15 years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Lease expenses are recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2023	December 31, 2022
ROU lease assets	$13,059,561	$13,921,825

Operating lease liabilities – current	$2,198,192	$1,770,398
Operating lease liabilities – non-current	11,691,251	12,620,070
Total operating lease liabilities	$13,889,443	$14,390,468

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	7.52	8.53
Weighted average discount rate *	4.22%	4.35%

*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered in and after the second half of fiscal year 2023, the Company used new incremental borrowing rate of 5.00%. The Company used incremental borrowing rate of 3.75% for its lease contracts in the United States.

During the years ended December 31, 2023, 2022 and 2021, the Company incurred total operating lease expenses of $3,241,799, $2,333,412 and $2,636,019, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:

2024	$2,742,956
2025	2,301,330
2026	2,069,924
2027	2,042,720
2028	1,854,723
Thereafter	5,510,932
Total lease payments	16,522,585
Less: imputed interest	(2,633,142)
Present value of lease liabilities	$13,889,443